INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2022	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Share price			$ 10.10		$ 10.10
Proceeds from issuance of IPO				$ 84,525,000	$ 84,525,000
Share price			$ 10.00			$ 10.00
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share price			11.50		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued	8,625,000
Share price					$ 0.10
Proceeds from issuance of IPO	$ 86,250,000
Share price			$ 0.10
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued	1,125,000
Share price	$ 10.00
Proceeds from issuance of IPO	$ 11,250,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued			7,500,000		7,500,000
Share price			$ 10.00		$ 10.00
Proceeds from issuance of IPO			$ 75,000,000		$ 75,000,000